Income before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Income Tax Disclosure [Abstract]
Income Before Income Taxes, United States	$ 215,201	$ 228,976	$ 133,356
Income Before Income Taxes, Foreign	124,644	188,072	110,977
Income Before Income Taxes	$ 339,845	$ 417,048	$ 244,333